Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 101.2	£ 111.4	£ 203.9
Liabilities in respect of put option agreements with vendors	120.5	151.4	223.0
Fair value of derivatives	0.6	21.2
Other creditors and accruals	164.0	199.3	140.8
Trade and other payables	£ 386.3	£ 483.3	£ 567.7